Long-Term Debt And Note Payable To Bank (Schedule Of Debt) (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 7,755,670	$ 8,003,419
Less current installments	258,628	247,739
Long-term debt, excluding current installments	7,497,042	7,755,680
Virginia Real Estate Loan [Member]
Debt Instrument [Line Items]
Total long-term debt	5,767,947	5,952,200
Debt instrument, principal amount	6,500,000	6,500,000
Debt instrument, periodic payment	36,426	36,426
Debt instrument, interest rate, stated percentage	4.25%	4.25%
Final Payments of Debt	4,858,220	4,858,220
Debt instrument, maturity date	Apr. 30, 2018
North Carolina Real Estate Loan [Member]
Debt Instrument [Line Items]
Total long-term debt	1,987,723	2,051,219
Debt instrument, principal amount	2,240,000	2,240,000
Debt instrument, periodic payment	12,553	12,553
Debt instrument, interest rate, stated percentage	4.25%	4.25%
Final Payments of Debt	$ 1,674,217	$ 1,674,217
Debt instrument, maturity date	Apr. 30, 2018